Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Foreign currency translation

Foreign currency translation

The Group follows U.S. GAAP for both the translation and remeasurement of balance sheet and income statement items into U.S. Dollars. For those business units that operate in a local currency functional environment, all assets and liabilities are translated into U.S. Dollars using the exchange rates in effect at the end of the period; revenue and expenses are translated using average exchange rates in effect during each period. Resulting translation adjustments are reported as a separate component of accumulated comprehensive income (loss) in shareholders’ equity. For those business units that operate in a U.S. Dollar functional environment, foreign currency assets and liabilities are remeasured into U.S. Dollars using the exchange rates in effect at the end of the period except for nonmonetary assets and capital accounts, which are remeasured at historical exchange rates. Revenue and expenses are generally translated at monthly exchange rates which approximate average exchange rates in effect during each year, except for those expenses related to balance sheet amounts that are remeasured at historical exchange rates. For the years ended October 31, 2023, 2022 and 2021, all the Group’s functional currency are U.S. Dollars.

Uses of estimates

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant accounting estimates required to be made by management include, but are not limited to revenue recognition. Actual results could differ from those estimates.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks.
Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for credit losses. Most accounts receivable are collected within one month. On November 1, 2022, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC” Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. No allowance was recorded for the years ended and as of October 31, 2023 and 2022, respectively.

Prepayments and other assets

Prepayments and other assets

Prepayment and other assets primarily consist of prepayment for fuel and other costs, prepayment for keyman insurance and advances to employees, which are presented net of allowance for doubtful accounts. These balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the balances to be impaired if the collectability of the balances becomes doubtful.  The Group uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance was recorded for the years ended and as of October 31, 2023 and 2022, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Machinery equipment	10-33 years
Transportation equipment	5 years
Office and electronic equipment	3-5 years
Leasehold improvement	Over the shorter of the lease term or estimated useful lives

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and other comprehensive income (loss) in other income (expenses), net.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Group reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets for the years ended and as of October 31, 2023 and 2022, respectively.

Fair value of financial instruments

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, prepayments and other current assets, accounts payables, balances with related parties, and other current liabilities, approximate their fair values because of the short-term maturity of these instruments.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

Contingent consideration – earn-out liability

Pursuant to the Merger Agreement, eligible shareholders of Caravelle may receive up to 35,000,000 ordinary shares of the Group (the “Earnout Shares”) if the Group’s consolidated revenue exceed certain targets. Upon the closing of the SPAC Transaction, the Group recorded the fair value of the contingent consideration, which is resulted from earn-out liability and classified as level 3 in the fair value hierarchy. The Company records the changes in fair value in earnings. Since the Group determined that the probabilities of achieving the revenue earnout targets were nil, the Group estimated the fair value of the Earnout liability of $nil as of December 16, 2022 (upon the closing of the SPAC Transaction) and October 31, 2023.

Revenue recognition

Revenue recognition

The Group is an international operator of comprehensive ocean transportation service. On November 1, 2019, the Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 using the modified retrospective approach. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group primarily derives its freight revenue from voyage contracts and provides vessel service.

In accordance with ASC 606, the Group evaluates whether our businesses themselves promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. Based on the evaluation of the control model, the Group determined that the Group is the principal to the transaction for voyage contracts and the related revenue from voyage contracts is recognized on a gross basis based on the transfer of control to the customer. The Group’s vessel service contracts engage in certain transactions wherein the Group act as an agent of ship owners. Revenue from these transactions is recorded on a net basis. Net revenue includes billings to customers less third-party charges, including transportation or handling costs, fees, commissions and taxes and duties.

Revenue from voyage contracts

Under a voyage contract, the Group is engaged to provide the transportation of cargo between specific ports in return for ocean freight payment of an agreed upon freight per ton of cargo. The Group’s voyage contracts generally do not contain cancelable provisions. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. For the voyage contracts, the customer simultaneously receives and consumes the benefits provided by the Group performance over the voyage period because of the continuous service to the customer. Customers receive the benefit of our services as the goods are transported from one location to another. If the Group was unable to complete delivery to the final location, another entity would not need to reperform the transportation service already performed. As control transfers over time, the Group recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged based on the relative transit time completed in each reporting period. For the unfinished voyages, the Group estimates the percentage of completion based on voyage days completed and total estimated voyage days. Estimated losses on voyages are provided for in full at the time such losses become evident. Voyage expense and other ocean transportation operating costs are charged to operating costs as incurred.

Revenue from vessel services

The Group contracts with various customers to carry out vessel services for vessels as agents for and on behalf of ship owners. These services include lease of vessels on behalf of the ship owners and commercial management. As the operator of the vessels, the Group undertakes to use its best endeavors to provide the agreed vessel services as agents for and on behalf of the ship owners and to protect and promote the interest of the ship owners in all matters relating to the provision of services. Most of the vessel service agreements span within one year and are typically billed on a monthly basis. The Vessel service revenue is recorded on a net basis. Net revenue includes billings to customers, net of voyage operating expenses incurred. The Group transfers control of the service to the customer and satisfies its performance obligation over the term of the contract, and therefore recognized revenue over the term of the contract.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenues recognized prior to invoicing when the Group has satisfied the Group’s performance obligation and has the unconditional rights to payment. The balances of accounts receivable were $983,784 and $3,955,311 as of October 31, 2023 and 2022, respectively. Contract liabilities are reflected as advance from customers on the consolidated balance sheet. Contract liabilities relate to payments received in advance of completion of performance obligations under a contract. Contract liabilities are recognized as revenue upon the fulfillment of performance obligations. As of October 31, 2023 and 2022, the advances from customer amounted to $3,463,413 and $10,067,278, respectively. The entire contract liabilities of $10,067,278 as of October 31, 2022 has been recognized as revenue for the year ended October 31, 2023. The Company expected to recognize the entire contract liabilities as of October 31, 2023 as revenue in the next 12 months.

For the years ended October 31, 2023, 2022 and 2021, the disaggregation of revenue is as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Ocean freight revenue	$94,523,562	$178,126,765	$110,113,752
Vessel service revenue	733,976	7,222,865	11,847,305
Total	$95,257,538	$185,349,630	$121,961,057

Voyage Expenses

Voyage Expenses

Voyage expenses include port and canal charges, bunker (fuel) expenses, charter cost and others costs directly associated with voyages. These amounts are recognized as cost of revenues over the voyage period.

Operating leases

Operating leases

The Group adopted Topic 842 on November 1, 2022 using the modified retrospective transition approach. The Group has lease contracts for shipping and office space under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of weighted average interest rate. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group.

For leases with lease term less than one year (short-term leases), the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Government Subsidies

Government Subsidies

The Group received government subsidies according to related policy from local government. The Group receives government subsidies that the Singaporean government has not specified its purpose for and are not tied to future trends or performance of the Group. Receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The unspecific purpose subsidies are recognized as other income (expenses), net upon receipt as further performance by the Group is not required. For the years ended October 31, 2023, 2022 and 2021, the government subsidies amounted to $20,922, $nil and $5,922, respectively.

Employee benefits

Employee benefits

The full-time employees of the Company’s subsidiary are entitled to staff welfare benefits including medical care, unemployment insurance and pension benefits, which are government mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits were $54,551, $56,802 and $133,173 for the years ended October 31, 2023, 2022 and 2021, respectively.

Income taxes

Income taxes

The Group accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the years ended October 31, 2023, 2022 and 2021. All of the tax returns of the Company’s subsidiaries in Singapore remain subject to examination by the tax authorities for four years from the date of filing.

Earnings (Loss) per Share

Earnings (Loss) per Share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended October 31, 2023, 2022 and 2021, there were no dilutive shares.

Risks and Uncertainties

Risks and Uncertainties

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. As a result of the pandemic of COVID-19 in Asia countries, the United States and the world, the Group's operations have been, and may continue to be, adversely impacted by disruptions in business activities, commercial transactions and general uncertainties surrounding the duration of the outbreaks and the various governments' business, travel and other restrictions. The COVID-19 virus has led many ports and organizations to take measures against its spread, such as quarantines and restrictions on travel. These measures have and will likely continue to cause severe trade disruptions due to, among other things, the unavailability of personnel, supply chain disruption, interruptions of production and closure of businesses and facilities and reduced consumer demand. The duration and severity of this global health emergency and related disruptions remains uncertain. Moreover, because the Group’s vessels travel to ports in countries in which cases of COVID-19 have been reported, the Group face risks to personnel and operations. Such risks include delays in the loading and discharging of cargo on or from the Group’s vessels, difficulties in carrying out crew changes, off time due to quarantine regulations, delays and expenses in finding substitute crew members if any of the Group’s vessels’ crew members become infected, delays in drydocking if insufficient shipyard personnel are working due to quarantines or travel restrictions. In fiscal year 2020, the COVID-19 pandemic had a material net impact on the Group’s financial positions and operating results. the Group incurred a gross loss in fiscal year 2020 due to low ocean freight price and shorter voyage days under the impact of COVID-19. The quarantines and travel restriction also caused congestions in ports, which caused higher port fees and longer idle time. On December 7, 2022, China announced 10 new rules that constitute a relaxation of almost all of its stringent COVID-19 pandemic control measures. Strong global growth and increased infrastructure spending led to a rise in demand for commodities, which combined with a historically low orderbook and port delays and congestion, resulted in an increase in the Group’s financial performance for the years ended October 31, 2022 and 2021, before moderating and declining significantly in fiscal 2023 as port congestion eased and Asia demand weakened. For the year ended October 31, 2023, the Group’s revenue decreased by 48.6% from $185.3 million for the year ended October 31, 2022 to $95.3 million for the year ended October 31, 2023. Net loss amounted to $15.8 million for the year ended October 31, 2023 as compared to net income $23.6 million for the year ended October 31, 2022.

Related parties

Related parties

Related parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group has two operating segments: (i) ocean transportation; (ii) heating business. The Group’s CODM, who has been identified as the Chief Executive Officer (“CEO”), evaluates performance based on the operating segment’s revenue and their operating results. As the Group’s long-lived assets are all located in Singapore and substantially all of the Group’s revenues are derived from Singapore. Therefore, no geographical segments are presented.

Concentrations of risks

Concentrations of risks

a.	Significant customers

For the years ended October 31, 2023, one customer accounted for or approximately 15% of the Group’s total revenues. For the years ended October 31, 2022 and 2021, no customer accounted for more than 10% of the Group’s total revenues. As of October 31, 2023, three customers accounted for approximately 23%, 17% and 10% of the Group’s accounts receivable, respectively. As of October 31, 2022, two customers accounted for approximately 30% and 25% of the Group’s accounts receivable, respectively.

b.	Significant suppliers

For the year ended October 31, 2023, one related party supplier accounted for approximately 24% of the Group’s total purchases. For the year ended October 31, 2022, one related party supplier accounted for approximately 42.5% of the Group’s total purchases. For the year ended October 31, 2021, one related party supplier accounted for approximately 44% of the Group’s total purchases. As of October 31, 2023, two suppliers accounted for approximately 50% and 46% of the Group’s total accounts payable, respectively. As of October 31, 2022, one supplier accounted for approximately 92% of the Group’s total accounts payable.

c.	Cash and cash equivalents

The Group maintains cash and cash equivalents with various financial institutions in Singapore and management believes these financial institutions are high credit quality. As of October 31, 2023 and 2022, the aggregate amount of cash and cash equivalents of $2,219,973 and $21,572,030, respectively, was held at major financial institutions in Singapore, where there is a Singapore Dollar 100,000 (or $73,009) deposit insurance limit for a legal entity’s aggregated balance at each bank.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In October 2021, the FASB issued ASU No. 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Group beginning November 1, 2024, and are applied prospectively to business combinations that occur after the effective date. The Group does not expect the adoption of ASU 2021-04 will have a material effect on the consolidated financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is also permitted. This ASU will result in additional required disclosures when adopted, where applicable.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Group’s consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.